Statement of Changes in Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Balance at Oct. 31, 2010	$ 0	$ 0	$ 0	$ 0
Balance (Shares) at Oct. 31, 2010	0	0	0	0
Shares of common stock issued at $0.01449 per share	138	24,862	0	25,000
Shares of common stock issued at $0.01449 per share (Shares)	1,380,000	0	0	0
Sale on July 14, 2011 of 4,800,000 units at $10 per unit, (including 4,257,425 shares subject to possible redemption)	480	47,999,520	0	48,000,000
Sale on July 14, 2011 of 4,800,000 units at $10 per unit, (including 4,257,425 shares subject to possible redemption) (Shares)	4,800,000	0	0	0
Underwriters' discount and offering expenses	0	(2,122,769)	0	(2,122,769)
Sale on July 14, 2011 of 3,108,000 private placement warrants to the Sponsor at $0.75 per warrant	0	2,331,000	0	2,331,000
Forfeiture of common stock due to non-exercise of the over-allotment option	(18)	18	0	0
Proceeds subject to possible redemption of 4,257,425 shares of common stock at redemption value	0	(43,005,205)	0	(43,005,205)
Net loss attributable to common shareholders not subject to possible redemption	0	0	(88,713)	(88,713)
Balance at Oct. 31, 2011	$ 600	$ 5,227,426	$ (88,713)	$ 5,139,313
Balance (Shares) at Oct. 31, 2011	6,000,000	0	0	0